Equity Investment	12 Months Ended
Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

Note 8 — Equity Investment

As of March 31, 2023, the Company held 7% equity interest in Yanbian Bao Feng Bio-technology Co., Ltd., a company established on May 24, 2018 in the PR, which is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds.

Equity investment, at cost	$562,000